INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Total	$ 11,822	$ 14,214
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,816	2,645
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	2,186	2,536
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,762	1,867
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	1,674	1,720
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,031	976
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	682	782
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	537	480
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	258	289
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	0	1,366
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	0	658
Other
Disclosure of information for cash-generating units [line items]
Total	$ 876	$ 895